COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

		Shares	Value
COMMON STOCK—REAL ESTATE	98.9%
AUSTRALIA	5.3%
DATA CENTERS	0.6%
NEXTDC Ltd.(a)		1,524,014	$12,184,460

DIVERSIFIED	4.0%
Dexus		2,680,420	11,050,597
Goodman Group		2,729,747	49,008,532
Ingenia Communities Group		4,604,242	12,796,453
Stockland		2,618,440	7,860,105

			80,715,687

RETAIL	0.7%
Scentre Group		6,399,077	14,764,774

TOTAL AUSTRALIA			107,664,921

BELGIUM	1.9%
HEALTH CARE	0.8%
Aedifica SA		214,608	17,376,278

INDUSTRIALS	0.6%
VGP NV		60,764	5,827,536
Warehouses De Pauw CVA		261,627	6,815,292

			12,642,828

RESIDENTIAL	0.3%
Xior Student Housing NV(b)		180,480	5,548,246

SELF STORAGE	0.2%
Shurgard Self Storage Ltd.		147,184	4,258,062

TOTAL BELGIUM			39,825,414

CANADA	1.6%
INDUSTRIALS	0.7%
Dream Industrial Real Estate Investment Trust		1,652,756	14,696,709

RETAIL	0.9%
First Capital Real Estate Investment Trust		851,356	12,619,482
RioCan Real Estate Investment Trust		391,401	5,343,041

			17,962,523

TOTAL CANADA			32,659,232

CHINA	0.3%
DATA CENTERS
GDS Holdings Ltd., (H Shares)(a)		1,282,800	6,491,216

FRANCE	2.5%
RETAIL
Klepierre SA		672,194	25,235,625
Mercialys SA		761,390	10,283,674
Unibail-Rodamco-Westfield		139,376	15,376,729

			50,896,028

GERMANY	1.5%
INDUSTRIAL OFFICE	0.2%
Sirius Real Estate Ltd.		3,734,494	4,577,197

RESIDENTIAL	1.3%
TAG Immobilien AG		925,280	14,525,710
Vonovia SE		501,069	12,532,956

			27,058,666

TOTAL GERMANY			31,635,863

		Shares	Value
HONG KONG	3.6%
DIVERSIFIED	3.0%
Link REIT		4,129,172	$19,137,936
Sun Hung Kai Properties Ltd.		1,875,000	31,220,319
Swire Properties Ltd.		3,903,200	11,433,470

			61,791,725

OFFICE	0.6%
Hongkong Land Holdings Ltd.		1,544,600	12,037,041

TOTAL HONG KONG			73,828,766

ISRAEL	0.4%
DIVERSIFIED
Melisron Ltd.		66,889	8,701,257

JAPAN	8.7%
DIVERSIFIED	6.0%
Japan Metropolitan Fund Invest		23,658	16,659,907
Mitsubishi Estate Co. Ltd.		1,074,700	29,829,852
Mitsui Fudosan Co. Ltd.		3,527,100	37,600,429
Nomura Real Estate Master Fund, Inc.		11,139	10,999,514
Sumitomo Realty & Development Co. Ltd.		1,001,500	28,418,362

			123,508,064

INDUSTRIALS	0.8%
GLP J-REIT		11,139	9,089,194
Nippon Prologis REIT, Inc.		15,528	8,376,869

			17,466,063

OFFICE	1.6%
Japan Real Estate Investment Corp.		25,214	18,565,201
Nippon Building Fund, Inc.		16,703	14,025,146

			32,590,347

RESIDENTIAL	0.3%
Mitsui Fudosan Accommodations Fund, Inc.		6,332	5,350,086

TOTAL JAPAN			178,914,560

SINGAPORE	3.4%
DATA CENTERS	0.4%
Digital Core REIT Management Pte. Ltd.		16,505,452	8,053,373

DIVERSIFIED	1.5%
CapitaLand Integrated Commercial Trust		7,083,592	12,702,698
CapitaLand Investment Ltd.		5,608,600	11,938,453
UOL Group Ltd.		880,400	6,684,844

			31,325,995

INDUSTRIAL OFFICE	0.6%
CapitaLand Ascendas REIT		6,567,200	12,674,394

OFFICE	0.5%
Keppel REIT		12,866,269	8,942,042

RESIDENTIAL	0.4%
Centurion Accommodation REIT		9,942,300	8,551,778

TOTAL SINGAPORE			69,547,582

		Shares	Value
SPAIN	0.5%
DIVERSIFIED
Merlin Properties Socimi SA		690,010	$11,241,877

SWEDEN	1.3%
DIVERSIFIED	0.4%
Fastighets AB Balder, Class B(a)		643,881	3,770,961
Wihlborgs Fastigheter AB		568,192	5,164,755

			8,935,716

INDUSTRIALS	0.7%
Catena AB		202,604	9,449,594
Swedish Logistic Property AB, Class B(a)		1,081,421	4,129,589

			13,579,183

OFFICE	0.2%
Atrium Ljungberg AB, Class B		1,098,848	3,390,571

TOTAL SWEDEN			25,905,470

SWITZERLAND	1.4%
DIVERSIFIED
Swiss Prime Site AG		166,178	28,136,948

UNITED KINGDOM	2.9%
DIVERSIFIED	1.2%
British Land Co. PLC		1,591,741	7,529,510
Land Securities Group PLC		1,485,105	10,954,497
LondonMetric Property PLC		2,673,650	6,458,448

			24,942,455

INDUSTRIALS	1.4%
Segro PLC		1,032,979	8,855,275
Tritax Big Box REIT PLC		9,693,638	18,256,831

			27,112,106

OFFICE	0.0%
Great Portland Estates PLC		70,377	264,457

SELF STORAGE	0.3%
Safestore Holdings PLC		757,339	6,360,318

TOTAL UNITED KINGDOM			58,679,336

UNITED STATES	63.6%
DATA CENTERS	11.4%
Digital Realty Trust, Inc.		761,687	137,263,615
Equinix, Inc.		98,880	96,926,131

			234,189,746

HEALTH CARE	13.9%
CareTrust REIT, Inc.		371,139	13,602,244
Healthcare Realty Trust, Inc., Class A		1,574,454	26,749,974
Omega Healthcare Investors, Inc.		526,635	23,077,146
PACS Group, Inc.(a)		203,232	6,527,812
Welltower, Inc.		1,089,713	215,447,157

			285,404,333

HOTEL	2.3%
Caesars Entertainment, Inc.(a)		448,814	11,862,154
Host Hotels & Resorts, Inc.		1,847,189	35,392,141

			47,254,295

		Shares	Value
INDUSTRIALS	6.1%
First Industrial Realty Trust, Inc.		374,717	$21,677,378
Lineage, Inc.(c)		68,361	2,239,490
Prologis, Inc.		770,394	101,830,679

			125,747,547

INFRASTRUCTURE	2.2%
Crown Castle, Inc.		555,229	45,145,670

OFFICE	2.1%
BXP, Inc.		714,204	37,067,188
Hudson Pacific Properties, Inc.(a)		143,271	846,732
Kilroy Realty Corp.		135,077	3,810,522

			41,724,442

RESIDENTIAL	7.9%
Equity Residential		233,918	13,836,249
Essex Property Trust, Inc.		110,349	26,704,458
Invitation Homes, Inc.		1,406,341	34,947,574
Sun Communities, Inc.		483,181	60,861,479
UDR, Inc.		757,483	25,587,776

			161,937,536

RETAIL	8.8%
Agree Realty Corp.		566,986	42,739,404
Essential Properties Realty Trust, Inc.		1,157,220	35,133,199
Kimco Realty Corp.		1,938,017	43,547,242
Kite Realty Group Trust		933,085	22,907,237
Simon Property Group, Inc.		195,056	36,383,796

			180,710,878

SELF STORAGE	4.7%
Extra Space Storage, Inc.		477,087	62,560,418
Public Storage		125,033	33,868,939

			96,429,357

SPECIALTY	4.2%
Gaming & Leisure Properties, Inc.		452,382	20,072,189
Iron Mountain, Inc.		361,961	36,970,697
Outfront Media, Inc.		538,626	14,273,589
Rayonier, Inc.		652,131	13,446,941

			84,763,416

TOTAL UNITED STATES			1,303,307,220

TOTAL COMMON STOCK (Identified cost—$1,655,410,983)			2,027,435,690

WARRANTS	0.1%
UNITED STATES	0.1%
REAL ESTATE—OFFICE	0.1%
Hudson Pacific Properties, Inc., exercise price $0.07(a)(d)		251,812	1,470,582

TOTAL WARRANTS (Identified cost—$3,913,163)			1,470,582

		Shares	Value
SHORT-TERM INVESTMENTS	0.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.60%(e)		16,437,535	$16,437,535

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$16,437,535)			16,437,535

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,675,761,681)	99.8%		2,045,343,807
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2		4,498,910

NET ASSETS	100.0%		$2,049,842,717

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock:
Data Centers	$234,189,746	$26,729,049	$—	$260,918,795
Diversified	5,164,755	374,134,969	—	379,299,724
Health Care	285,404,333	17,376,278	—	302,780,611
Industrial Office	4,577,197	12,674,394	—	17,251,591
Industrials	153,663,039	57,581,397	—	211,244,436
Office	45,115,013	53,833,887	—	98,948,900
Residential	161,937,536	46,508,776	—	208,446,312
Retail	198,673,401	65,660,802	—	264,334,203
Self Storage	102,789,675	4,258,062	—	107,047,737
Other Industries	177,163,381	—	—	177,163,381
Warrants	—	1,470,582	—	1,470,582
Short-Term Investments	—	16,437,535	—	16,437,535

Total Investments in Securities	$1,368,678,076	$676,665,731	$—	$2,045,343,807

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non–income producing security.
(b)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $5,548,246 which represents 0.3% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Restricted security. Aggregate holdings equal 0.1% of the net assets of the Fund. This security was acquired on August 3, 2020, at a cost of $4,200,781.
(d)	These warrants do not have a stated expiration date.
(e)	Rate quoted represents the annualized seven–day yield.

Sector Summary	% of Net Assets
Diversified	18.4
Health Care	14.7
Retail	12.9
Data Centers	12.7
Industrials	10.3
Residential	10.2
Self Storage	5.2
Office	5.1
Specialty	4.2
Hotel	2.3
Infrastructure	2.2
Industrial Office	0.8
Other (includes short-term investments)	1.0

100.0

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of March 31, 2026 are disclosed in the Fund’s Schedule of Investments.